Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Crude oil	$ 630,873	$ 451,967
Other raw materials and unfinished products	530,067	260,495
Finished products	726,930	595,696
Lower of cost or market reserve	(8,739)	(318,862)
Process chemicals	43,025	35,006
Repairs and maintenance supplies and other	199,972	149,174
Total inventory	$ 2,122,128	$ 1,173,476